Profit for the year (Tables)	12 Months Ended
Dec. 31, 2017
Profit for the year
Schedule of impairment losses (reversal of impairment losses) on trade receivables

	Year ended	Year ended	Year ended
	12/31/17	12/31/16	12/31/15
	USD’000	USD’000	USD’000
Allowance on doubtful trade receivables (Note 25)	301	201	528
Reversal of allowance on doubtful trade receivables (Note 25)	(438)	(1,603)	(541)
Reversal of allowance on doubtful other receivables	—	(8,809)	—
	(137)	(10,211)	(13)

Schedule of depreciation and amortization expense

	Year ended	Year ended	Year ended
	12/31/17	12/31/16	12/31/15
	USD’000	USD’000	USD’000
Depreciation of property, plant and equipment	906,034	673,161	473,008
Amortization of intangible assets and land use right	65,348	56,705	50,541
	971,382	729,866	523,549

Schedule of employee benefits expense

	Year ended	Year ended	Year ended
	12/31/17	12/31/16	12/31/15
	USD’000	USD’000	USD’000
Wages, salaries and social security contributions	499,238	378,709	299,267
Bonus	57,289	123,313	107,859
Paid annual leave	—	—	66
Non-monetary benefits	47,204	31,686	21,414
Equity-settled share-based payments (Note 39)	18,214	14,210	18,329
	621,945	547,918	446,935

Schedule of royalties expense

	Year Ended	Year ended	Year ended
	12/31/17	12/31/16	12/31/15
	USD’000	USD’000	USD’000
Royalties expense	37,466	37,023	36,262

Schedule of auditors' remuneration

	Year ended	Year ended	Year ended
	12/31/17	12/31/16	12/31/15
	USD’000	USD’000	USD’000
Audit services	1,413	1,529	1,322
Non-audit services	85	587	65
.	1,498	2,116	1,387